Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 18,686	$ 26,496	$ 23,763
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	13,078	21,872	18,102
EU and other international markets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 5,608	$ 4,624	$ 5,661